THE ADVISORS’ INNER CIRCLE FUND III

PineBridge Dynamic Asset Allocation Fund (the “Fund”)

Supplement dated December 10, 2019 to the

Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”),

each dated April 30, 2019, as supplemented August 26, 2019.

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Mr. Sunny Ng has replaced Mr. Agam Sharma as a portfolio manager of the Fund. Accordingly, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Summary Prospectus, and the corresponding section of the Prospectus, the disclosure relating to Agam Sharma is hereby deleted and replaced with the following:

Sunny Ng, CFA, Senior Vice President and Portfolio Manager for Multi-Asset Products, has managed the Fund since 2019.

2.	In the “Portfolio Managers” section of the Prospectus, the paragraph relating to Agam Sharma is hereby deleted and replaced with the following:

Sunny Ng, CFA, is a Senior Vice President and Portfolio Manager for Multi-Asset Products at the Adviser. Prior to joining the Adviser in 2016, Mr. Ng was a Managing Director and Head of Asia ex Japan Portfolio Strategists at State Street Global Advisors (“SSGA”), where he was responsible for leading the regional team representing SSGA investment views and strategies to clients across Asia. Prior to joining SSGA in 2013, Mr. Ng was Research Director for Morningstar Asia, where he was responsible for overseeing and building out the firm’s funds research platform in Hong Kong, Singapore, and Taiwan. Prior to that, Mr. Ng held positions at AllianceBernstein and Pavilion Advisory Group, where he founded the quantitative strategies group. Mr. Ng holds a Bachelor of Commerce and Masters in Business Administration from Concordia University in Montreal. He also is a CFA charterholder.

3.	In the “The Portfolio Managers” section of the SAI, the row in the “Fund Shares Owned by the Portfolio Managers” table relating to Agam Sharma is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
Sunny Ng, CFA*	None

*	Valuation date is October 31, 2019.

4.	In the “The Portfolio Managers” section of the SAI, the row in the “Other Accounts” table relating to Agam Sharma is hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Sunny Ng, CFA*	0	$0	4**	$1,873.8	3	$3,551.5

*	Valuation date is October 31, 2019.
**	A portion of one account representing approximately $760 million is subject to a performance-based advisory fee.

Please retain this supplement for future reference.

PBI-SK-005-0100

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